UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Address of principal executive offices) (Zip code)

Gareth Griffiths 1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

September 30, 2015 (unaudited)

Baillie Gifford International Equity Fund

	Shares	Value
COMMON STOCKS — 98.0%
ARGENTINA — 1.2%
MercadoLibre, Inc.	277,109	$25,233,546

AUSTRALIA — 2.4%
Brambles Ltd.	2,735,229	18,789,656
Cochlear Ltd.	275,826	16,230,117
Treasury Wine Estates Ltd.	3,063,803	14,196,840
		49,216,613
BERMUDA — 0.3%
Seadrill Ltd. (a)	1,097,806	6,411,459

BRAZIL — 1.0%
Embraer SA ADR	773,375	19,782,932

CANADA — 3.9%
Constellation Software, Inc.	30,758	12,892,085
Fairfax Financial Holdings Ltd.	78,121	35,576,813
Restaurant Brands International, Inc.	471,700	16,980,493
Ritchie Bros. Auctioneers, Inc.	533,550	13,808,274
		79,257,665
CHINA — 2.9%
Alibaba Group Holding Ltd. ADR (a)	202,364	11,933,405
Baidu, Inc. ADR (a)	181,764	24,976,191
Bitauto Holdings Ltd. ADR (a)	287,960	8,572,569
Want Want China Holdings Ltd.	16,178,000	13,325,850
		58,808,015
DENMARK — 4.0%
DSV A/S	860,555	32,156,306
Novo Nordisk A/S, B Shares	480,500	25,929,978
Novozymes A/S, B Shares	534,495	23,326,501
		81,412,785
FINLAND — 2.4%
Kone Oyj, B Shares	680,065	25,881,887
Sampo Oyj, A Shares	472,996	22,891,766
		48,773,653
FRANCE — 1.5%
Compagnie Generale d’Optique Essillor International SA	177,862	21,729,229
Edenred	592,387	9,700,148
		31,429,377

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
GERMANY — 5.7%
Brenntag AG	350,970	$18,936,269
Continental AG	98,056	20,943,487
Deutsche Boerse AG	462,100	39,853,575
MTU Aero Engines AG	144,322	12,082,785
SAP SE	395,542	25,624,810
		117,440,926
HONG KONG — 2.8%
Hang Seng Bank Ltd.	1,374,000	24,784,823
Hong Kong Exchanges and Clearing Ltd.	1,427,400	32,745,984
		57,530,807
INDIA — 0.6%
IDFC Ltd.	5,404,569	11,651,930

IRELAND — 5.0%
CRH Plc.	1,075,420	28,386,609
James Hardie Industries Plc. SE CDI	2,092,240	25,255,669
Ryanair Holdings Plc. ADR	636,843	49,864,807
		103,507,085
JAPAN — 13.3%
DENSO Corp.	626,600	26,542,071
FANUC Corp.	126,300	19,429,828
Fast Retailing Co., Ltd.	74,100	30,140,870
Japan Exchange Group, Inc.	2,719,800	39,758,719
MS&AD Insurance Group Holdings, Inc.	782,300	20,989,011
Rakuten, Inc.	2,385,300	30,489,970
Shimano, Inc.	190,800	26,806,606
SMC Corp.	118,000	25,837,097
Sumitomo Mitsui Trust Holdings, Inc.	8,296,000	30,405,215
Toyota Tsusho Corp.	1,119,600	23,599,204
		273,998,591
NETHERLANDS — 3.4%
Heineken Holding NV	449,386	32,039,745
Unilever NV CVA	753,802	30,216,310
Yandex NV, Class A (a)	766,400	8,223,472
		70,479,527
PERU — 0.6%
Credicorp Ltd.	116,186	12,357,543

RUSSIA — 1.1%
Magnit PJSC GDR Reg S	483,680	23,137,284

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
SINGAPORE — 1.5%
United Overseas Bank Ltd.	2,328,204	$30,399,620

SOUTH AFRICA — 3.1%
Massmart Holdings Ltd.	698,096	5,462,226
Naspers Ltd., N Shares	464,433	58,206,085
		63,668,311
SOUTH KOREA — 4.0%
NAVER Corp.	35,570	15,417,314
Samsung Electronics Co., Ltd.	47,738	45,802,407
SK Telecom Co., Ltd.	99,561	22,086,193
		83,305,914
SPAIN — 2.0%
Inditex SA	1,216,170	40,780,182

SWEDEN — 5.0%
Atlas Copco AB, B Shares	1,757,717	39,316,938
Svenska Handelsbanken AB, A Shares	3,485,341	49,996,729
Volvo AB, B Shares	1,375,151	13,172,778
		102,486,445
SWITZERLAND — 5.0%
Compagnie Financiere Richemont SA	276,542	21,518,001
LafargeHolcim Ltd. (a)	368,529	19,197,951
Nestle SA	837,480	62,983,262
		103,699,214
TAIWAN — 4.1%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	3,375,876	18,555,857
Taiwan Semiconductor Manufacturing Co., Ltd.	16,523,000	66,218,851
		84,774,708
TURKEY — 0.7%
BIM Birlesik Magazalar A/S	772,701	13,702,682

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
UNITED KINGDOM — 19.4%
Amlin Plc.	2,901,522	$28,832,666
Antofagasta Plc.	1,126,890	8,535,819
ARM Holdings Plc.	2,733,302	39,269,836
ASOS Plc. (a)	246,780	10,343,642
BG Group Plc.	1,430,948	20,642,624
British American Tobacco Plc.	487,393	26,892,179
Burberry Group Plc.	582,700	12,078,553
Capita Plc.	1,820,458	33,063,048
Experian Plc.	1,718,323	27,584,593
Hargreaves Lansdown Plc.	1,277,472	23,362,755
Petrofac Ltd.	1,062,142	12,370,171
Prudential Plc.	1,689,562	35,643,777
Rio Tinto Plc.	1,009,466	33,870,679
Rolls-Royce Holdings Plc. (a)	1,149,867	11,795,496
St James’s Place Plc.	1,609,518	20,714,671
Standard Chartered Plc.	1,379,052	13,383,576
Tullow Oil Plc. (a)	2,930,685	7,533,104
Wolseley Plc.	556,921	32,576,422
		398,493,611
UNITED STATES — 1.1%
Copa Holdings SA, Class A	167,458	7,021,514
PriceSmart, Inc.	203,674	15,752,147
		22,773,661
Total Common Stocks
(cost $1,749,574,573)		2,014,514,086
PREFERRED STOCKS — 0.5%
BRAZIL — 0.5%
Itau Unibanco Holding SA ADR
(cost $23,013,047)	1,655,692	10,960,681
TOTAL INVESTMENTS — 98.5%
(cost $1,772,587,620)		$2,025,474,767
Other assets less liabilities — 1.5%		29,834,605
NET ASSETS — 100.0%		$2,055,309,372

(a)         Non-income producing security.

ADR  -  American Depositary Receipt.

CDI   -  Chess Depositary Interest.

CVA  -  Certificate Van Aandelen (Bearer).

GDR  -  Global Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2015, the aggregate cost of investment securities for income tax purposes was approximately $1,780,688,930. Net unrealized appreciation aggregated $244,785,837 of which $510,622,988 related to appreciated investment securities and $265,837,151 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds’ use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2015 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$25,233,546	$—	$—	$25,233,546
Australia	—	49,216,613	—	49,216,613
Bermuda	—	6,411,459	—	6,411,459
Brazil	19,782,932	—	—	19,782,932
Canada	79,257,665	—	—	79,257,665
China	45,482,165	13,325,850	—	58,808,015
Denmark	—	81,412,785	—	81,412,785
Finland	—	48,773,653	—	48,773,653
France	—	31,429,377	—	31,429,377
Germany	—	117,440,926	—	117,440,926
Hong Kong	—	57,530,807	—	57,530,807
India	—	11,651,930	—	11,651,930
Ireland	49,864,807	53,642,278	—	103,507,085
Japan	—	273,998,591	—	273,998,591
Netherlands	8,223,472	62,256,055	—	70,479,527
Peru	12,357,543	—	—	12,357,543
Russia	—	23,137,284	—	23,137,284
Singapore	—	30,399,620	—	30,399,620
South Africa	—	63,668,311	—	63,668,311
South Korea	—	83,305,914	—	83,305,914
Spain	—	40,780,182	—	40,780,182
Sweden	—	102,486,445	—	102,486,445
Switzerland	19,197,951	84,501,263	—	103,699,214
Taiwan	—	84,774,708	—	84,774,708
Turkey	13,702,682	—	—	13,702,682
United Kingdom	—	398,493,611	—	398,493,611
United States	22,773,661	—	—	22,773,661
Total Common Stocks	295,876,424	1,718,637,662	—	2,014,514,086
Preferred Stocks
Brazil	10,960,681	—	—	10,960,681
Total	$306,837,105	$1,718,637,662	$—	$2,025,474,767

For the International Equity Fund fair value of Level 2 and Level 1 investments at December 31, 2014 was $1,917,090,343 and $335,946,812, respectively. $19,480,276 was transferred out of Level 2 into Level 1 and $17,836,791 was transferred out of Level 1 to Level 2 during the period ended September 30, 2015.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

Portfolio of Investments

September 30, 2015 (unaudited)

Baillie Gifford EAFE Fund

	Shares	Value
COMMON STOCKS — 98.6%
ARGENTINA — 1.1%
MercadoLibre, Inc.	241,600	$22,000,096

AUSTRIA — 0.4%
ams AG	225,074	8,397,652

CHINA — 13.0%
Alibaba Group Holding Ltd. ADR (a)	948,824	55,952,151
Baidu, Inc. ADR (a)	636,246	87,426,563
JD.com, Inc. ADR (a)	387,800	10,106,068
New Oriental Education & Technology Group, Inc. ADR	695,800	14,062,118
Tencent Holdings Ltd.	5,395,600	90,951,419
Youku Tudou, Inc. ADR (a)	430,266	7,585,590
		266,083,909
DENMARK — 4.8%
Chr. Hansen Holding A/S	320,316	17,916,094
Genmab A/S (a)	117,484	10,803,209
Novo Nordisk A/S, B Shares	765,315	41,299,899
Novozymes A/S, B Shares	626,425	27,338,522
		97,357,724
FRANCE — 5.8%
Compagnie Generale d’Optique Essillor International SA	189,710	23,176,688
Kering	205,289	33,604,820
L’Oreal SA	349,264	60,707,332
		117,488,840
GERMANY — 4.6%
Aixtron SE (a)	1,193,844	7,248,259
BASF SE	305,891	23,395,704
MorphoSys AG (a)	122,364	8,159,027
Rocket Internet SE 144A (a)(b)	516,174	16,618,020
SMA Solar Technology AG (a)	173,635	7,518,389
Zalando SE 144A (a)(b)	933,413	30,913,123
		93,852,522
HONG KONG — 5.1%
AIA Group Ltd.	15,129,000	78,682,154
Hong Kong Exchanges and Clearing Ltd.	1,136,101	26,063,293
		104,745,447
INDIA — 0.6%
Housing Development Finance Corp., Ltd.	693,500	12,848,831

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
IRELAND — 1.9%
Bank of Ireland (a)	62,171,637	$24,174,362
James Hardie Industries Plc. SE CDI	1,197,284	14,452,552
		38,626,914
ITALY — 8.1%
EXOR SpA	587,587	25,615,899
Fiat Chrysler Automobiles NV (a)	7,487,417	97,318,559
UniCredit SpA	6,892,265	42,967,977
		165,902,435
JAPAN — 10.9%
Don Quijote Holdings Co., Ltd.	385,000	14,505,151
M3, Inc.	1,554,700	30,896,264
Rakuten, Inc.	4,629,000	59,169,946
SBI Holdings, Inc.	1,065,000	12,033,348
SMC Corp.	167,200	36,609,853
SoftBank Corp.	1,491,200	68,952,811
		222,167,373
NETHERLANDS — 2.0%
ASML Holding NV	366,258	32,195,318
Gemalto NV	115,442	7,505,187
		39,700,505
NORWAY — 1.3%
Schibsted ASA, Class A	404,617	13,719,275
Schibsted ASA, Class B (a)	404,617	12,785,084
		26,504,359
PERU — 0.8%
Credicorp Ltd.	150,216	15,976,974

PORTUGAL — 0.6%
Jeronimo Martins SGPS SA	924,037	12,471,171

RUSSIA — 0.8%
Magnit PJSC GDR Reg S	241,563	11,555,391
Mail.ru Group Ltd. GDR Reg S (a)	276,042	4,811,697
		16,367,088
SOUTH KOREA — 2.2%
Celltrion, Inc. (a)	330,334	19,023,851
NAVER Corp.	58,782	25,478,228
		44,502,079

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
SPAIN — 9.7%
Banco Popular Espanol SA	12,927,045	$47,223,199
Banco Santander SA	4,783,020	25,433,424
Distribuidora Internacional de Alimentacion SA (a)	2,175,259	13,168,048
Inditex SA	3,349,283	112,306,972
		198,131,643
SWEDEN — 9.5%
Alfa Laval AB	1,244,226	20,369,054
Atlas Copco AB, A Shares	2,546,403	61,238,484
Elekta AB, B Shares	1,695,069	11,283,541
Investment AB Kinnevik, B Shares	1,695,593	48,468,997
Svenska Handelsbanken AB, A Shares	3,635,227	52,146,823
		193,506,899
SWITZERLAND — 3.7%
Compagnie Financiere Richemont SA	458,228	35,655,165
Syngenta AG	126,263	40,456,026
		76,111,191
TURKEY — 0.5%
BIM Birlesik Magazalar A/S	581,652	10,314,717

UNITED KINGDOM — 11.2%
Aggreko Plc.	1,420,165	20,473,309
ARM Holdings Plc.	3,943,840	56,661,851
Ocado Group Plc. (a)	2,617,071	12,698,814
Prudential Plc.	2,716,965	57,318,344
Rolls-Royce Holdings Plc. (a)	6,185,930	63,456,132
Standard Chartered Plc.	1,900,338	18,442,610
		229,051,060
TOTAL INVESTMENTS — 98.6% (cost $1,655,441,342)		$2,012,109,429
Other assets less liabilities — 1.4%		28,906,519
NET ASSETS — 100.0%		$2,041,015,948

(a)         Non-income producing security.

(b)         144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2015, the net value of these securities was $47,531,143 representing 2.3% of net assets.

ADR  -  American Depositary Receipt.

CDI    -  Chess Depositary Interest.

GDR  -  Global Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2015, the aggregate cost of investment securities for income tax purposes was approximately $1,674,632,147. Net unrealized appreciation aggregated $337,477,282 of which $578,126,099 related to appreciated investment securities and $240,648,817 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2015 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Argentina	$22,000,096	$—	$—	$22,000,096
Austria	—	8,397,652	—	8,397,652
China	175,132,490	90,951,419	—	266,083,909
Denmark	—	97,357,724	—	97,357,724
France	—	117,488,840	—	117,488,840
Germany	—	93,852,522	—	93,852,522
Hong Kong	—	104,745,447	—	104,745,447
India	—	12,848,831	—	12,848,831
Ireland	—	38,626,914	—	38,626,914
Italy	—	165,902,435	—	165,902,435
Japan	—	222,167,373	—	222,167,373
Netherlands	—	39,700,505	—	39,700,505
Norway	12,785,084	13,719,275	—	26,504,359
Peru	15,976,974	—	—	15,976,974
Portugal	—	12,471,171	—	12,471,171
Russia	—	16,367,088	—	16,367,088
South Korea	—	44,502,079	—	44,502,079
Spain	—	198,131,643	—	198,131,643
Sweden	—	193,506,899	—	193,506,899
Switzerland	—	76,111,191	—	76,111,191
Turkey	10,314,717	—	—	10,314,717
United Kingdom	—	229,051,060	—	229,051,060
Total	$236,209,361	$1,775,900,068	$—	$2,012,109,429

For the EAFE Fund fair value of Level 2 and Level 1 investments at December 31, 2014 was $1,931,274,774 and $288,590,123, respectively. $12,353,428 was transferred out of Level 2 into Level 1 and $36,088,154 was transferred out of Level 1 to Level 2 during the period ended September 30, 2015.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

Portfolio of Investments

September 30, 2015 (unaudited)

Baillie Gifford EAFE Choice Fund

	Shares	Value
COMMON STOCKS — 97.8%
AUSTRALIA — 4.9%
Brambles Ltd.	324,398	$2,228,452
Cochlear Ltd.	88,631	5,215,213
Mesoblast Ltd. (a)	270,908	604,394
Seek Ltd.	285,161	2,416,699
Treasury Wine Estates Ltd.	442,646	2,051,103
		12,515,861
CHINA — 3.3%
Alibaba Group Holding Ltd. ADR (a)	38,079	2,245,519
Baidu, Inc. ADR (a)	18,600	2,555,826
JD.com, Inc. ADR (a)	50,300	1,310,818
Tsingtao Brewery Co., Ltd., Class H	487,943	2,146,195
		8,258,358
DENMARK — 6.0%
Carlsberg A/S, B Shares	57,362	4,407,778
Novo Nordisk A/S, B Shares	144,879	7,818,334
Novozymes A/S, B Shares	70,099	3,059,270
		15,285,382
FINLAND — 1.4%
Kone Oyj, B Shares	93,786	3,569,304

FRANCE — 1.2%
Legrand SA	57,609	3,064,992

GERMANY — 2.2%
adidas AG	43,744	3,526,981
Zalando SE 144A (a)(b)	58,348	1,932,391
		5,459,372
HONG KONG — 3.8%
BOC Hong Kong Holdings Ltd.	646,960	1,908,066
Cafe de Coral Holdings Ltd.	563,702	1,886,565
Jardine Matheson Holdings Ltd.	71,700	3,395,066
Jardine Strategic Holdings Ltd.	39,900	1,073,266
Li & Fung Ltd.	1,804,782	1,382,524
		9,645,487
INDIA — 1.6%
Mahindra & Mahindra Ltd. GDR	204,872	3,950,461

ISRAEL — 0.1%
Protalix BioTherapeutics, Inc. (a)	212,364	250,590

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
ITALY — 0.9%
CNH Industrial NV	330,327	$2,153,203

JAPAN — 17.9%
Asahi Group Holdings Ltd.	129,400	4,198,158
DENSO Corp.	69,700	2,952,413
Japan Exchange Group, Inc.	100,000	1,461,825
Kao Corp.	113,500	5,145,051
MS&AD Insurance Group Holdings, Inc.	248,300	6,661,858
Olympus Corp.	115,300	3,597,166
Rakuten, Inc.	336,700	4,303,850
Shimano, Inc.	39,800	5,591,734
Shiseido Co., Ltd.	183,400	3,999,346
SMC Corp.	12,300	2,693,189
SUGI Holdings Co., Ltd.	38,900	1,745,889
THK Co., Ltd.	186,500	2,970,670
		45,321,149
PORTUGAL — 1.2%
Jeronimo Martins SGPS SA	230,715	3,113,821

SINGAPORE — 1.6%
United Overseas Bank Ltd.	315,006	4,113,069

SOUTH AFRICA — 2.4%
Clicks Group Ltd.	360,599	2,340,210
Naspers Ltd., N Shares	28,879	3,619,324
		5,959,534
SOUTH KOREA — 2.3%
Samsung Electronics Co., Ltd. GDR 144A (b)	4,449	2,104,057
Samsung Fire & Marine Insurance Co., Ltd.	15,534	3,668,231
		5,772,288
SPAIN — 3.1%
Corporacion Financiera Alba SA	36,571	1,525,386
Distribuidora Internacional de Alimentacion SA (a)	484,243	2,931,391
Inditex SA	104,066	3,489,504
		7,946,281
SWEDEN — 8.1%
Atlas Copco AB, B Shares	197,695	4,422,078
Investment AB Kinnevik, B Shares	219,259	6,267,580
Investor AB, B Shares	73,949	2,540,961
Svenska Handelsbanken AB, A Shares	500,444	7,178,799
		20,409,418

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
SWITZERLAND — 8.3%
Compagnie Financiere Richemont SA	32,742	$2,547,687
Mettler-Toledo International, Inc. (a)	14,605	4,158,628
Nestle SA	91,619	6,890,270
Roche Holding AG — Genusschein	16,664	4,423,818
Schindler Holding AG, Participating Certificates	21,407	3,075,049
		21,095,452
TAIWAN — 3.0%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	576,366	3,168,055
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	213,303	4,426,037
		7,594,092
UNITED KINGDOM — 22.8%
ARM Holdings Plc.	247,868	3,561,164
ASOS Plc. (a)	111,494	4,673,207
Auto Trader Group Plc. 144A (a)(b)	510,626	2,627,155
BG Group Plc.	351,528	5,071,086
BHP Billiton Plc.	122,479	1,864,323
Burberry Group Plc.	145,405	3,014,042
Capita Plc.	68,400	1,242,277
Hargreaves Lansdown Plc.	315,267	5,765,689
Imagination Technologies Group Plc. (a)	528,839	1,761,790
Intertek Group Plc.	75,425	2,783,369
John Wood Group Plc.	333,035	3,104,674
Johnson Matthey Plc.	119,736	4,439,299
Jupiter Fund Management Plc.	411,592	2,703,673
KAZ Minerals Plc. (a)	336,488	431,547
Mitchells & Butlers Plc. (a)	485,235	2,324,681
Rightmove Plc.	89,645	4,957,966
Standard Chartered Plc.	217,939	2,115,078
Unilever Plc.	100,017	4,073,659
Weir Group Plc. (The)	73,504	1,304,062
		57,818,741
UNITED STATES — 1.7%
Coca-Cola Enterprises, Inc.	87,352	4,223,469

Total Common Stocks
(cost $256,894,632)		247,520,324
PREFERRED STOCKS — 0.5%
BRAZIL — 0.5%
Itau Unibanco Holding SA ADR
(cost $2,132,491)	187,752	1,242,918

TOTAL INVESTMENTS — 98.3%
(cost $259,027,123)		$248,763,242
Other assets less liabilities — 1.7%		4,327,131
NET ASSETS — 100.0%		$253,090,373

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

(a)         Non-income producing security.

(b)         144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2015, the net value of these securities was $6,663,603 representing 2.6% of net assets.

ADR  -  American Depositary Receipt.

GDR  -  Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2015, the aggregate cost of investment securities for income tax purposes was approximately $261,193,724. Net unrealized depreciation aggregated $12,430,482 of which $14,866,869 related to appreciated investment securities and $27,297,351 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds’ use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2015 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$12,515,861	$—	$12,515,861
China	6,112,163	2,146,195	—	8,258,358
Denmark	—	15,285,382	—	15,285,382
Finland	—	3,569,304	—	3,569,304
France	—	3,064,992	—	3,064,992
Germany	—	5,459,372	—	5,459,372
Hong Kong	—	9,645,487	—	9,645,487
India	—	3,950,461	—	3,950,461
Israel	250,590	—	—	250,590
Italy	—	2,153,203	—	2,153,203
Japan	—	45,321,149	—	45,321,149
Portugal	—	3,113,821	—	3,113,821
Singapore	—	4,113,069	—	4,113,069
South Africa	—	5,959,534	—	5,959,534
South Korea	—	5,772,288	—	5,772,288
Spain	—	7,946,281	—	7,946,281
Sweden	—	20,409,418	—	20,409,418
Switzerland	4,158,628	16,936,824	—	21,095,452
Taiwan	4,426,037	3,168,055	—	7,594,092
United Kingdom	—	57,818,741	—	57,818,741
United States	4,223,469	—	—	4,223,469
Total Common Stocks	19,170,887	228,349,437	—	247,520,324
Preferred Stocks
Brazil	1,242,918	—	—	1,242,918
Total	$20,413,805	$228,349,437	$—	$248,763,242

For the EAFE Choice Fund fair value of Level 2 and Level 1 investments at December 31, 2014 was $123,889,450 and $20,906,287, respectively. $6,956,035 was transferred out of Level 1 into Level 2 during the period ended September 30, 2015.

It is the Fund's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

Portfolio of Investments

September 30, 2015 (unaudited)

Baillie Gifford Emerging Markets Fund

	Shares	Value
COMMON STOCKS — 96.3%
ARGENTINA — 0.9%
MercadoLibre, Inc.	46,000	$4,188,760

BRAZIL — 1.7%
Embraer SA ADR	321,567	8,225,684

CHINA — 22.8%
Alibaba Group Holding Ltd. ADR (a)	234,271	13,814,961
Baidu, Inc. ADR (a)	56,500	7,763,665
China Pacific Insurance Group Co. Ltd., Class H	1,131,600	4,221,262
China Vanke Co. Ltd., Class H	3,529,200	7,581,935
Geely Automobile Holdings Ltd.	9,455,000	4,531,934
JD.com, Inc. ADR (a)	581,700	15,159,102
Legend Holdings Corp. 144A, Class H (a)(b)	1,062,600	3,689,003
Ping An Insurance Group Co. of China Ltd., Class H	3,344,000	16,709,918
Qunar Cayman Islands Ltd. ADR (a)	131,621	3,957,844
Tencent Holdings Ltd.	1,304,000	21,980,994
ZTE Corp., Class H	4,473,200	10,231,570
		109,642,188
EGYPT — 1.2%
Commercial International Bank Egypt SAE	475,627	3,231,414
Egyptian Financial Group - Hermes Holding SAE (a)	2,474,581	2,561,856
		5,793,270
GERMANY — 0.7%
Rocket Internet SE 144A (a)(b)	107,458	3,459,568

HONG KONG — 10.0%
AAC Technologies Holdings, Inc.	730,000	4,566,272
Alibaba Health Information Technology Ltd. (a)	3,554,000	2,279,291
Brilliance China Automotive Holdings Ltd.	3,136,000	3,728,224
China Overseas Land & Investment Ltd.	2,374,000	7,217,862
China Taiping Insurance Holdings Co., Ltd. (a)	1,954,210	6,115,929
CSPC Pharmaceutical Group Ltd.	2,774,000	2,442,419
GCL-Poly Energy Holdings Ltd. (a)	12,637,000	2,447,975
Haier Electronics Group Co., Ltd.	2,941,300	4,938,521
Kingsoft Corp. Ltd.	1,618,000	3,184,901
Lenovo Group Ltd.	6,864,000	5,802,742
Sino Biopharmaceutical Ltd.	2,252,000	2,788,788
Sunny Optical Technology Group Co. Ltd.	1,322,000	2,648,383
		48,161,307

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
INDIA — 18.8%
Ambuja Cements Ltd.	820,623	$2,578,314
Axis Bank Ltd.	947,197	7,183,278
Cipla Ltd.	227,580	2,209,343
HCL Technologies Ltd.	390,838	5,861,435
Housing Development Finance Corp., Ltd.	515,900	9,558,345
ICICI Bank Ltd.	2,107,992	8,712,096
IDFC Ltd.	1,771,344	3,818,913
Lupin Ltd.	194,550	6,040,057
Mahindra & Mahindra Ltd.	428,481	8,276,347
Oracle Financial Services Software Ltd.	37,806	2,272,622
Reliance Industries Ltd.	774,551	10,192,615
Shriram Transport Finance Co., Ltd.	424,075	5,992,633
Tata Consultancy Services Ltd.	201,752	7,975,124
Tech Mahindra Ltd.	843,781	7,177,828
UltraTech Cement Ltd.	63,698	2,596,884
		90,445,834
MALAYSIA — 1.2%
Public Bank Bhd	1,490,440	5,943,029

MEXICO — 4.4%
Cemex SAB de CV ADR, Participating Certificates (a)	1,576,899	11,022,524
Corp. GEO SAB de CV, Series B (a)*	3,528,000	0
Grupo Televisa SAB ADR	158,800	4,131,976
Wal-Mart de Mexico SAB de CV	2,450,060	6,045,111
		21,199,611
POLAND — 1.0%
Powszechny Zaklad Ubezpieczen SA	44,960	4,616,226

SOUTH AFRICA — 3.1%
Naspers Ltd., N Shares	120,079	15,049,164

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
SOUTH KOREA — 11.4%
Dongbu Insurance Co., Ltd.	78,143	$4,052,795
Hyundai Marine & Fire Insurance Co., Ltd.	125,190	3,194,179
Interpark Holdings Corp.	221,550	2,397,635
LG Chem Ltd.	24,724	5,993,058
NAVER Corp.	10,541	4,568,848
NCSoft Corp.	19,754	3,158,327
Orion Corp.	2,805	2,233,729
Samsung Electronics Co., Ltd.	16,628	15,953,798
Samsung Fire & Marine Insurance Co., Ltd.	24,436	5,770,368
Samsung SDI Co., Ltd.	26,506	2,438,568
SK Hynix, Inc.	171,820	4,900,396
		54,661,701
TAIWAN — 18.2%
Advanced Semiconductor Engineering, Inc.	4,741,711	5,166,502
Advantech Co., Ltd.	528,463	3,629,036
Airtac International Group	295,300	1,561,712
China Life Insurance Co., Ltd.	17,341,010	13,209,592
CTBC Financial Holding Co. Ltd.	4,159,000	2,149,913
Delta Electronics, Inc.	1,772,000	8,358,098
Fubon Financial Holding Co. Ltd.	1,464,000	2,291,805
Himax Technologies, Inc. ADR	441,708	3,520,413
Hiwin Technologies Corp.	307,516	1,641,880
Hon Hai Precision Industry Co., Ltd.	4,787,680	12,507,578
Largan Precision Co., Ltd.	86,000	6,711,866
MediaTek, Inc.	836,000	6,221,192
Siliconware Precision Industries Co., Ltd.	1,747,000	2,177,918
Taiwan Semiconductor Manufacturing Co., Ltd.	4,657,310	18,664,995
		87,812,500
THAILAND — 0.5%
Airports of Thailand PCL NVDR	316,600	2,457,391

UNITED STATES — 0.4%
Copa Holdings SA, Class A	51,137	2,144,174

Total Common Stocks
(cost $486,729,134)		463,800,407

PREFERRED STOCKS — 3.0%
BRAZIL — 0.9%
Banco Bradesco SA	825,477	4,437,108
SOUTH KOREA — 2.1%
LG Chem Ltd.	11,208	1,804,642

Samsung Electronics Co., Ltd.	10,537	8,179,514
		9,984,156
Total Preferred Stocks
(cost $16,505,178)		14,421,264
TOTAL INVESTMENTS — 99.3%
(cost $503,234,312)		$478,221,671
Other assets less liabilities — 0.7%		3,550,916
NET ASSETS — 100.0%		$481,772,587

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

(a)         Non-income producing security.

(b)         144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2015, the net value of these securities was $7,148,571 representing 1.5% of net assets.

*                 Security is being fair valued by the Advisor’s valuation committee.

ADR  -   American Depositary Receipt.

NVDR -  Non-Voting Depositary Receipt.

At September 30, 2015, the aggregate cost of investment securities for income tax purposes was approximately $504,325,869. Net unrealized depreciation aggregated $26,104,198 of which $54,123,315 related to appreciated investment securities and $80,227,513 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2015 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Argentina	$4,188,760	$—	$—		$4,188,760
Brazil	8,225,684	—	—		8,225,684
China	40,695,572	68,946,616	—		109,642,188
Egypt	—	5,793,270	—		5,793,270
Germany	—	3,459,568	—		3,459,568
Hong Kong	—	48,161,307	—		48,161,307
India	2,272,622	88,173,212	—		90,445,834
Malaysia	—	5,943,029	—		5,943,029
Mexico	21,199,611	—	—	*	21,199,611
Poland	—	4,616,226	—		4,616,226
South Africa	—	15,049,164	—		15,049,164
South Korea	—	54,661,701	—		54,661,701
Taiwan	3,520,413	84,292,087	—		87,812,500
Thailand	—	2,457,391	—		2,457,391
United States	2,144,174	—	—		2,144,174
Total Common Stocks	82,246,836	381,553,571	—		463,800,407
Preferred Stocks
Brazil	4,437,108	—	—		4,437,108
South Korea	—	9,984,156	—		9,984,156
Total Preferred Stocks	4,437,108	9,984,156	—		14,421,264
Total	$86,683,944	$391,537,727	$—		$478,221,671

* Includes a Level 3 security with a $0 fair market value.

For the Emerging Markets Fund fair value of Level 2 and Level 1 investments at December 31, 2014 was $355,943,360 and $120,691,854, respectively. $1,741,543 was transferred out of Level 2 into Level 1 and $12,130,221 was transferred out of Level 1 into Level 2 during the period ended September 30, 2015.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

Portfolio of Investments

September 30, 2015 (unaudited)

Baillie Gifford Global Alpha Equity Fund

	Shares	Value
COMMON STOCKS — 98.4%
AUSTRALIA — 0.8%
Brambles Ltd.	743,320	$5,106,237

BRAZIL — 0.4%
BM&FBovespa SA	860,100	2,386,455

CANADA — 1.9%
Fairfax Financial Holdings Ltd.	13,605	6,198,032
Ritchie Bros. Auctioneers, Inc.	161,080	4,168,750
Ultra Petroleum Corp. (a)	356,132	2,275,684
		12,642,466
CHINA — 3.2%
Alibaba Group Holding Ltd. ADR (a)	131,596	7,760,216
Baidu, Inc. ADR (a)	48,700	6,691,867
Mindray Medical International Ltd. ADR	199,908	4,371,988
Tsingtao Brewery Co., Ltd., Class H	480,000	2,111,258
		20,935,329
DENMARK — 0.8%
Carlsberg A/S, B Shares	66,641	5,120,790

GERMANY — 2.2%
Deutsche Boerse AG	64,125	5,530,428
SAP SE	140,519	9,103,389
		14,633,817
HONG KONG — 2.5%
AIA Group Ltd.	1,981,400	10,304,767
Jardine Matheson Holdings Ltd.	85,600	4,053,245
Sands China Ltd.	812,800	2,468,848
		16,826,860
INDIA — 1.3%
HDFC Bank Ltd. ADR	51,400	3,140,026
ICICI Bank Ltd. ADR	647,800	5,428,564
		8,568,590
IRELAND — 5.5%
Bank of Ireland (a)	19,031,593	7,400,105
CRH Plc.	423,394	11,175,838
Ryanair Holdings Plc. ADR	229,937	18,004,067
		36,580,010
ITALY — 0.7%
Fiat Chrysler Automobiles NV (a)	338,120	4,394,753

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
JAPAN — 6.3%
CyberAgent, Inc.	91,400	$3,575,450
Inpex Corp.	611,200	5,464,579
Japan Exchange Group, Inc.	264,000	3,859,218
MS&AD Insurance Group Holdings, Inc.	450,000	12,073,443
Olympus Corp.	155,400	4,848,218
Rohm Co., Ltd.	71,200	3,166,278
SMC Corp.	23,600	5,167,420
THK Co., Ltd.	237,900	3,789,396
		41,944,002
NETHERLANDS — 1.1%
QIAGEN NV (a)	150,200	3,875,160
Yandex NV, Class A (a)	309,700	3,323,081
		7,198,241
NORWAY — 1.3%
Schibsted ASA, Class A	135,419	4,591,628
Schibsted ASA, Class B (a)	135,419	4,278,968
		8,870,596
RUSSIA — 0.3%
Sberbank of Russia ADR	446,162	2,209,287

SOUTH AFRICA — 3.2%
MTN Group Ltd.	190,924	2,455,149
Naspers Ltd., N Shares	150,363	18,844,573
		21,299,722
SOUTH KOREA — 1.6%
Samsung Electronics Co., Ltd. GDR 144A (b)	17,045	8,061,059
SK Hynix, Inc.	87,240	2,488,130
		10,549,189
SPAIN — 1.0%
Banco Popular Espanol SA	663,122	2,422,421
Distribuidora Internacional de Alimentacion SA (a)	732,393	4,433,580
		6,856,001
SWEDEN — 2.9%
Atlas Copco AB, A Shares	24,477	588,648
Atlas Copco AB, B Shares	290,416	6,496,079
Svenska Handelsbanken AB, A Shares	587,595	8,428,968
Volvo AB, B Shares	356,910	3,418,894
		18,932,589

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
SWITZERLAND — 4.1%
Coca-Cola HBC AG (a)	126,449	$2,676,746
Compagnie Financiere Richemont SA	58,457	4,548,596
Nestle SA	161,553	12,149,705
Schindler Holding AG, Participating Certificates	53,290	7,654,942
		27,029,989
TAIWAN — 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	700,500	14,535,375

UNITED KINGDOM — 6.7%
Aggreko Plc.	90,875	1,310,068
Hays Plc.	1,880,283	4,370,528
Prudential Plc.	1,121,879	23,667,676
Rolls-Royce Holdings Plc. (a)	500,920	5,138,507
Wolseley Plc.	169,013	9,886,211
		44,372,990

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
UNITED STATES — 48.4%
Amazon.com, Inc. (a)	41,515	$21,251,113
American Express Co.	77,307	5,730,768
Anthem, Inc.	109,319	15,304,660
Autohome, Inc. ADR (a)	77,871	2,533,144
C.H. Robinson Worldwide, Inc.	99,430	6,739,366
CarMax, Inc. (a)	168,601	10,001,411
Colgate-Palmolive Co.	98,962	6,280,129
Dolby Laboratories, Inc., Class A	104,967	3,421,924
eBay, Inc. (a)	157,589	3,851,475
EOG Resources, Inc.	104,737	7,624,854
Facebook, Inc., Class A (a)	81,481	7,325,142
Financial Engines, Inc.	110,409	3,253,753
First Republic Bank	203,444	12,770,180
FLIR Systems, Inc.	155,394	4,349,478
Google, Inc., Class C (a)	23,848	14,509,600
Harley-Davidson, Inc.	172,438	9,466,846
Howard Hughes Corp. (The) (a)	23,400	2,684,916
Intuitive Surgical, Inc. (a)	4,635	2,130,153
Leucadia National Corp.	152,600	3,091,676
Lincoln Electric Holdings, Inc.	98,894	5,185,013
M&T Bank Corp.	87,203	10,634,406
Markel Corp. (a)	16,778	13,453,607
Martin Marietta Materials, Inc.	54,959	8,351,020
MasterCard, Inc., Class A	102,861	9,269,833
Monsanto Co.	56,567	4,827,428
Moody’s Corp.	106,892	10,496,794
Myriad Genetics, Inc. (a)	212,556	7,966,599
NOW, Inc. (a)	214,729	3,177,989
PayPal Holdings, Inc. (a)	148,189	4,599,787
Praxair, Inc.	42,472	4,326,198
QUALCOMM, Inc.	85,200	4,577,796
Royal Caribbean Cruises Ltd.	323,181	28,792,195
Seattle Genetics, Inc. (a)	147,106	5,672,407
TD Ameritrade Holding Corp.	396,277	12,617,460
Teradyne, Inc.	318,491	5,736,023
Tesla Motors, Inc. (a)	27,071	6,724,436
TripAdvisor, Inc. (a)	64,922	4,091,385
Twitter, Inc. (a)	46,699	1,258,071
Visa, Inc., Class A	137,752	9,595,804
Waters Corp. (a)	67,386	7,965,699
Xilinx, Inc.	145,301	6,160,762
Zillow Group, Inc., Class A (a)	32,691	939,213
Zillow Group, Inc., Class C (a)	65,382	1,765,314
		$320,505,827
TOTAL INVESTMENTS — 98.4% (cost $603,346,774)		$651,499,115
Other assets less liabilities — 1.6%		10,280,891
NET ASSETS — 100.0%		$661,780,006

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

(a)         Non-income producing security.

(b)         144A — Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, fair valuation is typically not required. At September 30, 2015, the net value of these securities was $8,061,059 representing 1.2% of net assets.

ADR           -           American Depositary Receipt.

GDR           -           Global Depositary Receipt.

At September 30, 2015, the aggregate cost of investment securities for income tax purposes was approximately $604,585,883. Net unrealized appreciation aggregated $46,913,232 of which $100,778,516 related to appreciated investment securities and $53,865,284 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2015 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$5,106,237	$—	$5,106,237
Brazil	2,386,455	—	—	2,386,455
Canada	12,642,466	—	—	12,642,466
China	18,824,071	2,111,258	—	20,935,329
Denmark	—	5,120,790	—	5,120,790
Germany	—	14,633,817	—	14,633,817
Hong Kong	—	16,826,860	—	16,826,860
India	8,568,590	—	—	8,568,590
Ireland	18,004,067	18,575,943	—	36,580,010
Italy	—	4,394,753	—	4,394,753
Japan	—	41,944,002	—	41,944,002
Netherlands	7,198,241	—	—	7,198,241
Norway	4,278,968	4,591,628	—	8,870,596
Russia	—	2,209,287	—	2,209,287
South Africa	—	21,299,722	—	21,299,722
South Korea	—	10,549,189	—	10,549,189
Spain	—	6,856,001	—	6,856,001
Sweden	—	18,932,589	—	18,932,589
Switzerland	—	27,029,989	—	27,029,989
Taiwan	14,535,375	—	—	14,535,375
United Kingdom	—	44,372,990	—	44,372,990
United States	320,505,827	—	—	320,505,827
Total	$406,944,060	$244,555,055	$—	$651,499,115

For the Global Alpha Equity Fund, fair value of Level 2 and Level 1 investments at December 31, 2014 was $255,484,691 and $358,386,925, respectively. There were no transfers between levels during the period beginning December 31, 2014 and September 30, 2015.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

Portfolio of Investments

September 30, 2015 (unaudited)

Baillie Gifford EAFE Pure Fund

	Shares	Value
COMMON STOCKS — 98.4%
AUSTRALIA — 5.3%
Brambles Ltd.	208,131	$1,429,756
Cochlear Ltd.	48,754	2,868,777
Mesoblast Ltd. (a)	122,464	273,216
Seek Ltd.	152,549	1,292,831
Treasury Wine Estates Ltd.	248,437	1,151,190
		7,015,770
DENMARK — 6.3%
Carlsberg A/S, B Shares	31,210	2,398,221
Novo Nordisk A/S, B Shares	78,428	4,232,334
Novozymes A/S, B Shares	37,839	1,651,375
		8,281,930
FINLAND — 1.5%
Kone Oyj, B Shares	51,920	1,975,969

FRANCE — 1.2%
Legrand SA	29,048	1,545,451

GERMANY — 2.5%
adidas AG	24,336	1,962,157
Zalando SE 144A (a)(b)	41,581	1,377,095
		3,339,252
HONG KONG — 3.6%
BOC Hong Kong Holdings Ltd.	518,500	1,529,202
Jardine Matheson Holdings Ltd.	54,500	2,580,629
Li & Fung Ltd.	862,000	660,321
		4,770,152
ISRAEL — 0.0%
Protalix BioTherapeutics, Inc. (a)	45,400	53,572

ITALY — 1.1%
CNH Industrial NV	212,929	1,387,956

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
JAPAN — 20.2%
Asahi Group Holdings Ltd.	85,400	$2,770,655
DENSO Corp.	38,600	1,635,052
Japan Exchange Group, Inc.	52,300	764,534
Kao Corp.	71,900	3,259,288
MS&AD Insurance Group Holdings, Inc.	133,600	3,584,471
Olympus Corp.	74,300	2,318,035
Rakuten, Inc.	197,400	2,523,255
Shimano, Inc.	26,300	3,695,041
Shiseido Co., Ltd.	96,400	2,102,164
SMC Corp.	6,500	1,423,230
SUGI Holdings Co., Ltd.	18,100	812,355
THK Co., Ltd.	110,900	1,766,473
		26,654,553
PORTUGAL — 1.3%
Jeronimo Martins SGPS SA	122,681	1,655,752

SINGAPORE — 2.0%
United Overseas Bank Ltd.	199,433	2,604,019

SPAIN — 3.8%
Distribuidora Internacional de Alimentacion SA (a)	338,033	2,046,301
Inditex SA	89,994	3,017,647
		5,063,948
SWEDEN — 10.7%
Atlas Copco AB, A Shares	67,913	1,633,241
Atlas Copco AB, B Shares	35,100	785,123
Investment AB Kinnevik, B Shares	126,471	3,615,209
Investor AB, B Shares	108,514	3,728,648
Svenska Handelsbanken AB, A Shares	309,345	4,437,511
		14,199,732
SWITZERLAND — 9.8%
Compagnie Financiere Richemont SA	22,418	1,744,366
Mettler-Toledo International, Inc. (a)	8,032	2,287,032
Nestle SA	58,698	4,414,424
Roche Holding AG — Genusschein	8,862	2,352,609
Schindler Holding AG, Participating Certificates	15,257	2,191,620
		12,990,051

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
UNITED KINGDOM — 26.1%
ARM Holdings Plc.	172,430	$2,477,332
ASOS Plc. (a)	58,106	2,435,479
Auto Trader Group Plc. 144A (a)(b)	265,598	1,366,494
BG Group Plc.	188,900	2,725,041
BHP Billiton Plc.	60,300	917,861
Burberry Group Plc.	94,689	1,962,770
Capita Plc.	43,900	797,309
Hargreaves Lansdown Plc.	183,100	3,348,583
Imagination Technologies Group Plc. (a)	303,784	1,012,035
Intertek Group Plc.	45,000	1,660,611
John Wood Group Plc.	176,255	1,643,114
Johnson Matthey Plc.	84,000	3,114,361
Jupiter Fund Management Plc.	230,699	1,515,420
KAZ Minerals Plc. (a)	169,200	217,000
Mitchells & Butlers Plc. (a)	267,817	1,283,067
Rightmove Plc.	59,855	3,310,381
Standard Chartered Plc.	106,405	1,032,651
Unilever Plc.	75,433	3,072,361
Weir Group Plc. (The)	35,100	622,722
		34,514,592
UNITED STATES — 3.0%
Coca-Cola Enterprises, Inc.	83,012	4,013,630

TOTAL INVESTMENTS — 98.4% (cost $145,895,968)		$130,066,329
Other assets less liabilities — 1.6%		2,139,115
NET ASSETS — 100.0%		$132,205,444

(a)         Non-income producing security.

(b)         144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2015, the net value of these securities was $2,743,589 representing 2.1% of net assets.

At September 30, 2015, the aggregate cost of investment securities for income tax purposes was approximately $145,927,653. Net unrealized depreciation aggregated $15,861,324 of which $2,730,538 related to appreciated investment securities and $18,591,862 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Funds would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund’s use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2015 in valuing the Funds’ investments carried at fair value:

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$7,015,770	$—	$7,015,770
Denmark	—	8,281,930	—	8,281,930
Finland	—	1,975,969	—	1,975,969
France	—	1,545,451	—	1,545,451
Germany	—	3,339,252	—	3,339,252
Hong Kong	—	2,421,543	—	2,421,543
Israel	53,572	—	—	53,572
Italy	—	1,387,956	—	1,387,956
Japan	—	26,654,553	—	26,654,553
Portugal	—	1,655,752	—	1,655,752
Singapore	—	4,952,628	—	4,952,628
Spain	—	5,063,948	—	5,063,948
Sweden	—	14,199,732	—	14,199,732
Switzerland	2,287,032	10,703,019	—	12,990,051
United Kingdom	—	34,514,592	—	34,514,592
United States	4,013,630	—	—	4,013,630
Total	$6,354,234	$123,712,095	$—	$130,066,329

For the EAFE Pure Fund fair value of Level 2 and Level 1 investments at December 31, 2014 was $40,080,938 and $2,777,673, respectively. $284,609 was transferred out of Level 1 into Level 2 during the period ended June 30, 2015.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

Portfolio of Investments

September 30, 2015 (unaudited)

Baillie Gifford International Choice Fund

	Shares	Value
COMMON STOCKS — 98.0%
AUSTRALIA — 4.6%
Brambles Ltd.	401,592	$2,758,736
Cochlear Ltd.	114,051	6,710,974
Mesoblast Ltd. (a)	359,292	801,578
Seek Ltd.	284,030	2,407,114
Treasury Wine Estates Ltd.	418,722	1,940,245
		14,618,647
CHINA — 4.5%
Alibaba Group Holding Ltd. ADR (a)	48,300	2,848,251
Baidu, Inc. ADR (a)	36,900	5,070,429
JD.com, Inc. ADR (a)	117,100	3,051,626
Qunar Cayman Islands Ltd. ADR (a)	36,700	1,103,569
Tsingtao Brewery Co., Ltd., Class H	512,057	2,252,259
		14,326,134
DENMARK — 5.4%
Carlsberg A/S, B Shares	73,998	5,686,113
Novo Nordisk A/S, B Shares	171,199	9,238,681
Novozymes A/S, B Shares	56,431	2,462,769
		17,387,563
FINLAND — 1.2%
Kone Oyj, B Shares	103,362	3,933,747

FRANCE — 0.8%
Legrand SA	48,436	2,576,958

GERMANY — 2.1%
adidas AG	53,250	4,293,428
Zalando SE 144A (a)(b)	75,374	2,496,265
		6,789,693
HONG KONG — 3.5%
BOC Hong Kong Holdings Ltd.	667,040	1,967,287
Cafe de Coral Holdings Ltd.	680,298	2,276,781
Jardine Matheson Holdings Ltd.	78,000	3,693,378
Jardine Strategic Holdings Ltd.	73,000	1,963,620
Li & Fung Ltd.	1,931,218	1,479,378
		11,380,444
INDIA — 1.6%
Mahindra & Mahindra Ltd. GDR	266,711	5,142,877

ISRAEL — 0.1%
Protalix BioTherapeutics, Inc. (a)	329,319	388,596

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
ITALY — 0.9%
CNH Industrial NV	438,579	$2,858,833

JAPAN — 17.3%
Asahi Group Holdings Ltd.	153,000	4,963,819
DENSO Corp.	74,400	3,151,500
Japan Exchange Group, Inc.	126,800	1,853,594
Kao Corp.	164,900	7,475,056
MS&AD Insurance Group Holdings, Inc.	273,200	7,329,922
Olympus Corp.	139,000	4,336,566
Rakuten, Inc.	448,600	5,734,205
Shimano, Inc.	51,700	7,263,635
Shiseido Co., Ltd.	226,300	4,934,852
SMC Corp.	12,300	2,693,189
SUGI Holdings Co., Ltd.	49,900	2,239,586
THK Co., Ltd.	218,500	3,480,383
		55,456,307
MEXICO — 0.8%
Wal-Mart de Mexico SAB de CV	1,025,900	2,531,236

PHILIPPINES — 0.4%
Puregold Price Club, Inc.	1,995,000	1,323,171

PORTUGAL — 1.1%
Jeronimo Martins SGPS SA	252,574	3,408,839

SINGAPORE — 1.4%
United Overseas Bank Ltd.	341,011	4,452,619

SOUTH AFRICA — 3.0%
Clicks Group Ltd.	463,598	3,008,651
Naspers Ltd., N Shares	53,827	6,745,987
		9,754,638
SOUTH KOREA — 3.3%
Samsung Electronics Co., Ltd. GDR 144A (b)	10,513	4,971,893
Samsung Fire & Marine Insurance Co., Ltd.	23,855	5,633,170
		10,605,063
SPAIN — 3.6%
Corporacion Financiera Alba SA	33,550	1,399,379
Distribuidora Internacional de Alimentacion SA (a)	744,468	4,506,677
Inditex SA	165,758	5,558,139
		11,464,195

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
SWEDEN — 8.0%
Atlas Copco AB, B Shares	261,210	$5,842,794
Investment AB Kinnevik, B Shares	275,521	7,875,844
Investor AB, B Shares	125,122	4,299,316
Svenska Handelsbanken AB, A Shares	526,539	7,553,128
		25,571,082
SWITZERLAND — 7.3%
Compagnie Financiere Richemont SA	42,387	3,298,174
Mettler-Toledo International, Inc. (a)	16,226	4,620,191
Nestle SA	84,299	6,339,764
Roche Holding AG — Genusschein	21,587	5,730,735
Schindler Holding AG, Participating Certificates	24,842	3,568,476
		23,557,340
TAIWAN — 4.0%
Delta Electronics, Inc.	355,000	1,674,450
Hon Hai Precision Industry Co., Ltd. GDR Reg S	862,973	4,743,421
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	304,741	6,323,376
		12,741,247
THAILAND — 0.5%
Thai Beverage PCL	3,363,800	1,621,859

UNITED KINGDOM — 21.0%
ARM Holdings Plc.	212,165	3,048,212
ASOS Plc. (a)	122,168	5,120,601
Auto Trader Group Plc. 144A (a)(b)	671,081	3,452,691
BG Group Plc.	463,944	6,692,781
BHP Billiton Plc.	124,321	1,892,362
Burberry Group Plc.	143,439	2,973,289
Capita Plc.	88,300	1,603,699
Hargreaves Lansdown Plc.	404,033	7,389,065
Imagination Technologies Group Plc. (a)	698,869	2,328,233
Intertek Group Plc.	88,675	3,272,327
John Wood Group Plc.	286,079	2,666,933
Johnson Matthey Plc.	115,389	4,278,131
Jupiter Fund Management Plc.	436,814	2,869,352
KAZ Minerals Plc. (a)	440,512	564,958
Mitchells & Butlers Plc. (a)	530,107	2,539,656
Rightmove Plc.	104,285	5,767,656
Standard Chartered Plc.	327,827	3,181,532
Unilever Plc.	157,338	6,408,324
Weir Group Plc. (The)	79,096	1,403,272
		67,453,074
UNITED STATES — 1.6%
Coca-Cola Enterprises, Inc.	104,833	5,068,675
Total Common Stocks
(cost $325,841,669)		314,412,837
PREFERRED STOCKS — 0.4%
BRAZIL — 0.4%
Itau Unibanco Holding SA ADR
(cost $2,393,833)	207,806	1,375,676
TOTAL INVESTMENTS — 98.4%
(cost $328,235,502)		$315,788,513
Other assets less liabilities — 1.6%		5,269,098
NET ASSETS — 100.0%		$321,057,611

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

(a)         Non-income producing security.

(b)         144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2015, the net value of these securities was $10,920,849 representing 3.4% of net assets.

ADR  -  American Depositary Receipt.

GDR  -  Global Depositary Receipt.

Reg S — Regulation S (“Reg S”) of the securities Act of 1933, as amended (“1933 Act”) is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2015, the aggregate cost of investment securities for income tax purposes was approximately $329,141,921. Net unrealized depreciation aggregated $13,353,408 of which $28,310,525 related to appreciated investment securities and $41,663,933 related to depreciated investment securities.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2015 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Australia	$—	$14,618,647	$—	$14,618,647
China	12,073,875	2,252,259	—	14,326,134
Denmark	—	17,387,563	—	17,387,563
Finland	—	3,933,747	—	3,933,747
France	—	2,576,958	—	2,576,958
Germany	—	6,789,693	—	6,789,693
Hong Kong	—	11,380,444	—	11,380,444
India	—	5,142,877	—	5,142,877
Israel	388,596	—	—	388,596
Italy	—	2,858,833	—	2,858,833
Japan	—	55,456,307	—	55,456,307
Mexico	2,531,236	—	—	2,531,236
Philippines	1,323,171	—	—	1,323,171
Portugal	—	3,408,839	—	3,408,839
Singapore	—	4,452,619	—	4,452,619
South Africa	—	9,754,638	—	9,754,638
South Korea	—	10,605,063	—	10,605,063
Spain	—	11,464,195	—	11,464,195
Sweden	—	25,571,082	—	25,571,082
Switzerland	4,620,191	18,937,149	—	23,557,340
Taiwan	6,323,376	6,417,871	—	12,741,247
Thailand	—	1,621,859	—	1,621,859
United Kingdom	—	67,453,074	—	67,453,074
United States	5,068,675	—	—	5,068,675
Total Common Stocks	32,329,120	282,083,717	—	314,412,837
Preferred Stocks
Brazil	1,375,676	—	—	1,375,676
Total	$33,704,796	$282,083,717	$—	$315,788,513

For the International Choice Fund fair value of Level 2 and Level 1 investments at December 31, 2014 was $302,184,213 and $62,081,365, respectively. $2,201,070 was transferred out of Level 2 into Level 1 and $20,169,954 was transferred out of Level 1 into Level 2 during the period ended September 30, 2015.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

Portfolio of Investments

September 30, 2015 (unaudited)

Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
COMMON STOCKS — 98.2%
CHINA — 17.7%
Alibaba Group Holding Ltd. ADR (a)	17,170	$1,012,515
Baidu, Inc. ADR (a)	15,566	2,138,924
Ctrip.com International Ltd. ADR (a)	19,443	1,228,409
Tencent Holdings Ltd.	165,800	2,794,822
		7,174,670
DENMARK — 2.3%
Novozymes A/S, B Shares	21,470	936,997

FRANCE — 6.3%
Hermes International	2,180	793,553
Kering	6,797	1,112,636
L’Oreal SA	3,837	666,928
		2,573,117
GERMANY — 0.9%
Rocket Internet SE 144A (a)(b)	11,090	357,038

HONG KONG — 1.9%
AIA Group Ltd.	144,600	752,028

SPAIN — 5.5%
Inditex SA	67,009	2,246,922

SWEDEN — 1.8%
Atlas Copco AB, A Shares	31,054	746,818

UNITED KINGDOM — 3.6%
ARM Holdings Plc.	55,513	797,565
Burberry Group Plc.	31,935	661,968
		1,459,533

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

	Shares	Value
UNITED STATES — 58.2%
Amazon.com, Inc. (a)	7,419	$3,797,712
Bluebird Bio, Inc. (a)	7,092	606,721
Facebook, Inc., Class A (a)	30,628	2,753,457
Google, Inc., Class C (a)	2,659	1,617,789
Illumina, Inc. (a)	19,058	3,350,777
Intuitive Surgical, Inc. (a)	3,334	1,532,240
Isis Pharmaceuticals, Inc. (a)	13,278	536,697
LendingClub Corp. (a)	48,782	645,386
LinkedIn Corp., Class A (a)	4,711	895,702
Netflix, Inc. (a)	8,400	867,384
salesforce.com, Inc. (a)	12,898	895,508
Seattle Genetics, Inc. (a)	16,200	624,672
Splunk, Inc. (a)	11,375	629,606
Stratasys Ltd. (a)	7,300	193,377
Tesla Motors, Inc. (a)	9,813	2,437,549
TripAdvisor, Inc. (a)	7,843	494,266
Twitter, Inc. (a)	12,390	333,787
Whole Foods Market, Inc.	19,800	626,670
Workday, Inc., Class A (a)	11,238	773,849
		23,613,149
TOTAL INVESTMENTS — 98.2% (cost $40,997,973)		$39,860,272
Other assets less liabilities — 1.8%		726,326
NET ASSETS — 100.0%		$40,586,598

(a)         Non-income producing security.

(b)         144A – Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At September 30, 2015, the net value of these securities was $357,038 representing 0.9% of net assets.

ADR     -     American Depositary Receipt.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

At September 30, 2015, the aggregate cost of investment securities for income tax purposes was approximately $40,997,973. Net unrealized depreciation aggregated $1,137,701 of which $3,078,169 related to appreciated investment securities and $4,215,870 related to depreciated investment securities.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds’ Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2015 in valuing the Funds’ investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
China	$4,379,848	$2,794,822	$—	$7,174,670
Denmark	—	936,997	—	936,997
France	—	2,573,117	—	2,573,117
Germany	—	357,038	—	357,038
Hong Kong	—	752,028	—	752,028
Spain	—	2,246,922	—	2,246,922
Sweden	—	746,818	—	746,818
United Kingdom	—	1,459,533	—	1,459,533
United States	23,613,149	—	—	23,613,149
Total	$27,992,997	$11,867,275	$—	$39,860,272

For the Long Term Global Growth Equity Fund fair value of Level 2 and Level 1 investments at December 31, 2014 was $7,839,476 and $17,789,733, respectively. $372,486 was transferred out of Level 1 into Level 2 during the period ended September 30, 2015.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2015.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	11/23/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	11/23/2015

By (Signature and Title)*	/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date	11/23/2015

* Print the name and title of each signing officer under his or her signature.